Equity Capital Structure and Equity Incentive Plan (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands								12 Months Ended
	Dec. 21, 2020	Nov. 20, 2020	Oct. 13, 2020	Oct. 08, 2020	Nov. 19, 2018	Mar. 30, 2018	Feb. 02, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Common stock, shares authorized								450,000,000	450,000,000
Series A Convertible Preferred Shares authorized								50,000,000	50,000,000
Common stock, par value								$ 0.001	$ 0.001
Preferred stock, par value								$ 0.001	$ 0.001
Offering units			200,000
Offering price			$ 25.00
Percentage of preferred shares			7.75%
Outstanding number of Warrants								1,735,040
Gross proceeds from the Offering			$ 5,000
Net proceeds from the Offering			$ 4,300
Series A Convertible Preferred Shares - automatic conversion upon market trigger								If the trading price of Pyxis Tankers' common stock equals or exceeds $2.38 per share for at least 20 days in any 30 consecutive trading day period ending 5 days prior to notice, the Company can call for mandatory conversion of the Series A Convertible Preferred Shares.
Change of control terms line item								In the case of a change of control that is pre-approved by the Company's Board of Directors, holders of Series A Convertible Preferred Shares have the option to (i) demand that the Company redeem the Series A Convertible Preferred Shares at (a) $26.63 per Series A Convertible Preferred Share from the date of issuance until October 13, 2021, (b) $25.81 per Series A Convertible Preferred Share from October 13, 2021 until October 13, 2022 and (c) $25.00 after October 13, 2022, or (ii) continue to hold the Series A Convertible Preferred Shares. Upon a change of control, the holders also have the option to convert some or all of the Series A Convertible Preferred Shares, together with any accrued or unpaid dividends, into shares of common stock at the conversion rate. Change of Control means that (i) Mr. Valentios Valentis and his affiliates cease to own at least 20% of the voting securities of the Company, or (ii) a person or group acquires at least 50% voting control of the Company, and in the case of each of either (i) or (ii), neither the Company nor any surviving entity has its common stock listed on a recognized U.S. exchange.
Common stock, shares outstanding								21,962,881	21,370,280
Common stock, shares issued								21,962,881	21,370,280
Overallotment Option [Member]
Additional number of Series A Convertible Preferred Shares (optional preferred shares)			up to 30,000
Purchase price per optional preferred share			$ 23.051
Additional number of warrants (optional warrants)			240,000
Purchase price per optional warrant			$ 0.00925
Partial overallotment of warrants exercised by the underwriter			135,040
Gross proceeds			$ 1
Underwriter's Warrants [Member]
Warrant aggregate purchase price				100
Termination date				at any time on or after April 6, 2021 and prior to October 8, 2025
First type - Warrant for the purchase of an aggregate Series A Convertible Preferred Shares				2,000
First type - Exercise price				$ 24.92
Second type - Warrant for the purchase of an aggregate Series A Convertible Preferred Shares				16,000
Second type - Exercise price				$ 0.01
Common Stock [Member]
Conversion of Series A convertible preferred shares to common stock, shares								332,106
Issuance of common stock under the promissory note, shares								260,495	95,262
F-3 Registration Statement [Member]
Maximum offering amount under registration statement							$ 100,000
Maximum number of shares for sale under registration statement							5,233,222
Prospectus Supplement Filed for Shelf Registration Statement Related to ATM Program [Member]
Maximum offering amount under registration statement						$ 2,300
Prospectus Supplement Amended for Shelf Registration Statement Related to ATM Program [Member]
Maximum offering amount under registration statement					$ 3,675
ATM Program [Member]
Number of common stock offered and sold under the atm									214,828	182,297
Common stock, shares outstanding										21,060,190	20,877,893
Gross proceeds under the atm									$ 354
Series A Convertible Preferred Shares [Member]
Series A Convertible Preferred Shares authorized								1,000,000
Series A Convertible Preferred Shares issued								181,475	0
Series A Convertible Preferred Shares outstanding								181,475	0
Initial conversion price per common share								$ 1.40
Series A Convertible Preferred Share, description								Each Series A Convertible Preferred Share is convertible into common shares at an initial conversion price of $1.40 per common share, or 17.86 common shares, at any time at the option of the holder, subject to certain customary adjustments.
Conversion of Series A convertible preferred shares to common stock, shares								18,525
Series A Convertible Preferred Shares and detachable Warrants [Member]
Number of detachable Warrants per Series A Convertible Preferred Share			8
Number of common shares from the exercise of detachable warrants			up to 1,600,000
Warrant exercise price			$ 1.40
Warrant exercisable date			at any time prior to October 13, 2025 or, in case of absence of an effective registration statement, to exchange those cashless based on a formula.
Cash dividend per share	$ 0.1615	$ 0.1991
Annual cash dividend per share			$ 1.9375
Preferred dividend percentage	7.75%	7.75%	7.75%